BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 308,536	$ 752,402	$ 69,151
Accounts receivable, net of allowance for doubtful accounts	145,476	29,435	18,048
Inventory	321,537	267,861	254,122
Prepaid expenses	0	103,114	0
Total current assets	775,549	1,152,812	341,321
Other Assets
Website domains	3,295	3,295	3,295
Intellectual assets, net of accumulated amortization	0	0	0
TOTAL ASSETS	778,844	1,156,107	344,616
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,452	9,555	0
Accrued interest			27,604
Convertible note payable, related party			112,157
Total current liabilities	1,452	9,555	139,761
TOTAL LIABILITIES	1,452	9,555	139,761
COMMITMENTS AND CONTINGENCIES	0	0	0
STOCKHOLDERS' EQUITY
Common stock, value	13,849	13,849	11,628
Additional paid in capital	8,829,373	8,829,373	7,451,655
Accumulated deficit	(8,071,470)	(7,702,310)	(7,263,963)
Total stockholders' equity	777,392	1,146,552	204,855
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	778,844	1,156,107	344,616
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock, value	1	1	1
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock, value	2,133	2,133	3,467
Series C Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock, value	867	867	867
Series D Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock, value	1,200	1,200	1,200
Series E Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock, value	$ 1,440	$ 1,440	$ 0